Small-Cap Momentum Fund
FUND SUMMARY: SMALL-CAP MOMENTUM FUND
Investment Objective:
The Small-Cap Momentum Fund (the “Fund”) seeks to provide long-term total return on capital, primarily through capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Small-Cap Momentum Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees (as a percentage of amount redeemed for shares held less than 6 months)	2.00%
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Small-Cap Momentum Fund Class N
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	none
Acquired Fund Fees and Expenses	0.03%	[1]
Other Expenses	3.26%
Total Annual Fund Operating Expenses	3.84%
Fee Waiver and/or Expense Reimbursement	(2.91%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.93%	[3]
[1]	Acquired Fund Fees and Expenses are expenses incurred by the Fund through its ownership of shares in other investment companies, including business development companies.
[2]	Bridgeway Capital Management, Inc. (the “Adviser”), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. (“Bridgeway Funds”), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.90%. Fees and expenses attributable to investments in other funds (i.e., “Acquired Fund Fees and Expenses”) are not included in the 0.90% expense limitation. The expense limitation cannot be changed or eliminated without shareholder approval. The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in effect at the time of the waiver or the current expense limitation, if different.
[3]	Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement) do not correlate to the expense ratio in the Financial Highlights, which reflects operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Small-Cap Momentum Fund | Class N | USD ($)	95	296	515	1,143

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 208% of the average value of its portfolio.
Principal Investment Strategies:
Under normal circumstances, the Fund invests 80% of its net assets (plus borrowings for investment purposes) in equity or equity-related securities (“common stocks”) of small-cap companies at the time of purchase. The Fund primarily invests in small-cap stocks that are listed on the New York Stock Exchange, NYSE MKT and NASDAQ that the Adviser determines to have positive risk-adjusted momentum (i.e., above-average recent returns) based on a statistically driven approach. For purposes of the Fund’s investments, “small-cap stocks” are those whose market capitalization is smaller than the 1,000th largest U.S. company. As of September 30, 2017, this upper market-cap threshold was $3.55 billion. The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

Although the Fund seeks investments across a number of sectors, from time to time, in pursuing the Fund’s investment strategy, the Fund may have significant positions in particular sectors.

The Adviser expects to rebalance the Fund’s portfolio (selling securities that, in the Adviser’s opinion, have lower risk-adjusted momentum and buying securities that, in the Adviser’s opinion, have higher risk-adjusted momentum) no less frequently than quarterly, and thus, the Fund engages in active and frequent trading of portfolio securities.

The Fund may purchase stock market index futures in order to equitize cash.
Principal Risks:
The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock-market or of the value of the individual securities held by the Fund, and shareholders could lose money.

Investing in securities with positive risk-adjusted momentum entails investing in securities that may be more volatile than a broad cross-section of stock market securities.

Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks.

Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Investments in foreign securities can be more volatile than investments in U.S. securities.

A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

The Fund’s use of futures to equitize cash may increase the volatility of the Fund and, if the transaction is not successful, could result in a loss to the Fund. The use of derivative instruments, such as futures, could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

The Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
Performance:
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for the period compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at www.bridgeway.com or by calling 800-661-3550.
Small-Cap Momentum Fund Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/17 through 9/30/17 was 12.59%

	Quarter	Total Return
Best Quarter:	Q4 11	18.80%
Worst Quarter:	Q3 11	-22.68%

Average Annual Total Returns (For the periods ended 12/31/16)
Average Annual Total Returns - Small-Cap Momentum Fund		1 Year	5 Years	Since Inception	Inception Date
Class N		13.73%	12.04%	11.75%	May 28, 2010
Class N | Return After Taxes on Distributions	[1]	12.12%	9.29%	9.06%	May 28, 2010
Class N | Return After Taxes on Distributions and Sale of Fund Shares	[1]	8.20%	8.60%	8.43%	May 28, 2010
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)		21.31%	14.46%	13.05%	May 28, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.